Income Taxes	3 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

The components of net income (loss) were attributable to the following regions:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
United States – continuing operations	$(160,630,004)	$(7,377,598)	$(16,710,346)
United States – discontinued operations	—	(261,186)	425,000
Foreign – discontinued operations	(157,975)	(879,736)	(1,143,082)
Total	$(160,787,979)	$(8,518,520)	$(17,428,428)

The components of income taxes expense consisted of the following:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total current income taxes expense	—	—	—
Deferred:
Federal	(33,734,201)	(1,428,756)	(665,382)
State	(11,421,436)	(483,736)	(225,279)
Foreign	(26,757)	(163,087)	(98,604)
Total deferred income taxes (benefit)	(45,182,394)	(2,075,579)	(989,265)
Change in valuation allowance	45,182,394	2,075,579	989,265
Total income taxes expense	$—	$—	$—

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
Statutory federal income tax rate	21.0%	21.0%	21.0%
State tax	7.1%	6.0%	0.8%
Foreign rate different rates	0.0%	(0.2)%	(0.1)%
Permanent differences	0.0%	(0.9)%	(17.2)%
Change in valuation allowance	(28.1)%	(25.9)%	(4.5)%
Effective tax rate	0.0%	0.0%	0.0%

The components of the Company’s net deferred tax assets (liabilities) as of December 31, 2024 and September 30, 2024 and 2023 were as follows:

	Three months ended December 31,	September 30,	September 30,
	2024	2024	2023
Deferred tax assets
Net operating loss carry-forwards	$8,394,484	$2,917,949	$1,726,620
Accrued directors’ compensation	146,792	137,890	100,410
Stock-based compensation	720,093	718,518	653,976
Loss from change in fair value – derivative liabilities	39,694,038	—	—
Impairment of digital assets	—	—	1,511
Allowance for credit losses	11,027	11,027	123,554
Unrealized foreign currency exchange loss	1,344	—	612
Capitalized SPAC acquisition related professional fee	1,261,780	1,261,780	364,902
Total deferred tax assets, gross	50,229,558	5,047,164	2,971,585
Valuation allowance	(50,229,558)	(5,047,164)	(2,971,585)
Total deferred tax assets	$—	$—	$—

The Company provided a valuation allowance equal to the deferred income tax assets for the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income. At each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, only the portion of the deferred tax asset that is more likely than not to be realized was recognized. However, if the Company is not able to generate sufficient taxable income from its operations in the future, then a valuation allowance to reduce the Company’s U.S. deferred tax assets may be required, which would increase the Company’s expenses in the period the allowance is recognized.

As of December 31, 2024, the Company had $27,822,126 in U.S. federal net operating loss carry-forwards that can be utilized in future periods to reduce taxable income. However, due to changes in stock ownership, the use of the U.S. federal net operating loss carry-forwards is limited under Section 382 of the Internal Revenue Code. The Company has not performed a study to determine if the loss carryforwards are subject to these Section 382 limitations. $258,405 of the net operating loss carry-forwards will expire in fiscal years 2033 through 2038. The remaining net operating loss carry-forwards do not expire. In addition, the Company has net operating losses in Malta and United Kingdom totaling $447,770 and $2,010,293, respectively, with no expiration date.

As of December 31, 2024 and September 30, 2024 and 2023, the Company did not identify any uncertain tax positions that would require either recognition or disclosure in the accompanying consolidated financial statements. The Company recognizes interest and penalties related to uncertain income tax positions in income tax expense. There was no interest or penalties recorded for the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed. The Company is not subject to income taxes in Bermuda. The Company’s 2021 through 2024 tax years are subject to examination.